Portfolio of Investments
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 96.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.9%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,142,665
Metropolitan Washington Airports Authority(a)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	2,000,000	2,234,990
Forward Delivery
Series 2020A
10/01/2032	5.000%	2,000,000	2,282,451
Metropolitan Washington Airports Authority Aviation(a)
Refunding Revenue Bonds
Series 2021A
10/01/2031	5.000%	1,500,000	1,742,863
Norfolk Airport Authority
Revenue Bonds
Series 2019
07/01/2033	5.000%	1,000,000	1,137,477
Total			8,540,446
Higher Education 6.1%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	665,000	646,350
Virginia College Building Authority
Revenue Bonds
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	2,555,000	2,714,290
Virginia Commonwealth University
Refunding Revenue Bonds
General Pledge
Series 2018A
11/01/2031	5.000%	400,000	460,645
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	2,803,368
Total			6,624,653
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 11.7%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2033	5.000%	400,000	444,398
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System
Series 2018
05/15/2026	5.000%	1,500,000	1,668,710
Lynchburg Economic Development Authority
Refunding Revenue Bonds
Centra Health Obligation Group
Series 2021
01/01/2036	5.000%	875,000	971,273
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,749,588
Series 2018A (Mandatory Put 11/01/28)
11/01/2048	5.000%	300,000	346,613
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligated Group
Series 2020 (Mandatory Put 07/01/30)
07/01/2053	5.000%	2,500,000	2,871,747
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,392,439
06/15/2033	5.000%	200,000	211,460
06/15/2035	5.000%	1,000,000	1,049,999
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2020
11/01/2030	5.000%	220,000	256,272
11/01/2031	5.000%	270,000	310,162
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,322,837
Total			12,595,498
Columbia Virginia Intermediate Municipal Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 3.8%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,142,509
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	832,741
Henry County Industrial Development Authority
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	1,046,691
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/2028	5.000%	1,035,000	1,108,859
Total			4,130,800
Local General Obligation 6.0%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,094,080
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,102,262
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,117,585
County of Fairfax
Unlimited General Obligation Public Improvement Bonds
Series 2019A
10/01/2035	5.000%	1,000,000	1,155,691
Total			6,469,618
Multi-Family 1.9%
Virginia Housing Development Authority
Revenue Bonds
Series 2020B (HUD)
03/01/2031	1.650%	1,630,000	1,479,133
Series 2020E
07/01/2035	2.100%	650,000	566,353
Total			2,045,486
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 2.3%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	226,937
Series 2019
06/01/2031	5.000%	1,200,000	1,397,521
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	826,273
Total			2,450,731
Pool / Bond Bank 1.0%
Virginia Resources Authority
Refunding Revenue Bonds
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,067,226
Ports 1.7%
Virginia Port Authority Commonwealth Port Fund(a)
Refunding Revenue Bonds
Series 2020B
07/01/2028	5.000%	1,615,000	1,842,415
Refunded / Escrowed 11.5%
Albermarle County Economic Development Authority
Prerefunded 01/01/23 Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	1,000,000	1,010,779
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,298,692
Greater Richmond Convention Center Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,455,540
06/15/2030	5.000%	1,540,000	1,660,393
Hampton Roads Transportation Accountability Commission
Prerefunded 01/01/28 Revenue Bonds
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,325,379
Rappahannock Regional Jail Authority
Prerefunded 10/01/25 Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	1,894,157

2	Columbia Virginia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Regional Jail Authority
Prerefunded 12/01/25 Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	825,762
Total			12,470,702
Retirement Communities 5.9%
Albemarle County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2022
06/01/2042	4.000%	1,000,000	973,218
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	391,656
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury of Richmond
Series 2020
10/01/2033	4.000%	500,000	509,846
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,500,000	1,580,752
Rockingham County Economic Development Authority
Refunding Revenue Bonds
Sunnyside Presbyterian Home
Series 2020
12/01/2039	5.000%	2,000,000	2,141,625
Virginia Small Business Financing Authority
Refunding Revenue Bonds
National Senior Campuses
Series 2020
01/01/2027	5.000%	325,000	355,342
01/01/2029	5.000%	400,000	447,124
Total			6,399,563
Sales Tax 2.0%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,115,819
Special Property Tax 4.8%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	996,910
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,059,330
04/01/2032	4.000%	1,000,000	1,055,050
Marquis Community Development Authority of York County(b),(c),(d)
Revenue Bonds
Convertible
Series 2015
09/01/2045	7.500%	644,000	302,027
Marquis Community Development Authority of York County(c)
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	965,421
Marquis Community Development Authority of York County(e)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	162,150
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	690,071
Total			5,230,959
State Appropriated 7.1%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,554,178
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
Northern Virginia Transportation District Program
Series 2019
05/15/2031	5.000%	1,000,000	1,173,425
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,595,541
08/01/2036	4.000%	1,500,000	1,592,872
Series 2019A
08/01/2031	5.000%	1,500,000	1,757,425
Total			7,673,441
Transportation 13.8%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	1,000,000	1,149,784

Columbia Virginia Intermediate Municipal Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Capital Projects
Series 2022
05/15/2033	4.000%	1,970,000	2,196,167
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	529,520
Series 2018
05/15/2036	4.000%	2,000,000	2,091,118
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,001	2,820,122
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,213,622
Series 2018
07/01/2036	5.000%	500,000	550,976
07/01/2037	5.000%	1,000,000	1,098,925
Series 2020A
07/15/2037	5.000%	2,000,000	2,311,891
Total			14,962,125
Turnpike / Bridge / Toll Road 6.6%
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,877,408
Virginia Small Business Financing Authority(a)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2038	5.000%	500,000	545,368
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - I-495 HOT Lanes Project
Series 2022
06/30/2038	5.000%	300,000	329,041
12/31/2038	5.000%	300,000	326,356
Revenue Bonds
Senior Lien - Elizabeth River Crossings Opco LLC
Series 2022
01/01/2038	4.000%	1,000,000	1,005,295
Total			7,083,468
Water & Sewer 2.1%
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,267,653
Total Municipal Bonds (Cost $106,874,161)			103,970,603

Money Market Funds 3.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.986%(f)	108,601	108,591
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.001%(f)	3,184,150	3,184,150
Total Money Market Funds (Cost $3,292,751)		3,292,741
Total Investments in Securities (Cost: $110,166,912)		107,263,344
Other Assets & Liabilities, Net		831,121
Net Assets		108,094,465

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $302,027, which represents 0.28% of total net assets.
(c)	Partial payment received at last interest date.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2022.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
4	Columbia Virginia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Virginia Intermediate Municipal Bond Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT239_04_M01_(09/22)